Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Jul. 01, 2021	Apr. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000	1,000
Common stock, Shares issued	1,000	1,000
Common stock, Shares outstanding	1,000	1,000
Vacasa Holdings LLC
Preferred Stock, units authorized	744,886,638			744,886,638	294,616,251
Preferred Stock, units issued	267,688,054			267,688,054	264,310,388
Preferred Stock, units outstanding	267,688,054			267,688,054	264,310,388
Aggregate liquidation preference	$ 593,463			$ 572,011	$ 544,773,000
Common Stock, par value				$ 0	$ 0
Common stock, shares authorized				3,250,000,000	500,890,000
Common stock, Shares issued	340,432,417			176,824,152	176,824,152
Common stock, Shares outstanding	340,432,417			176,824,152	176,824,152
Vacasa Holdings LLC | Class A common units
Common Stock, par value	$ 0			$ 0
Common stock, shares authorized	161,518,057		161,518,057	161,518,057	161,518,057
Common stock, Shares issued	161,518,057		161,518,057	0	0
Common stock, Shares outstanding	161,518,057			0	0
Vacasa Holdings LLC | Class B common units
Common Stock, par value	$ 0			$ 0
Common stock, shares authorized	3,250,000,000		3,250,000,000	3,250,000,000	3,250,000,000
Common stock, Shares issued	178,914,360			176,824,152	0
Common stock, Shares outstanding	178,914,360			176,824,152	0